ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9.      ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2012	2013
Payable for business acquisitions	7,623	6,398
Business taxes and other surcharge payables	41,178	48,557
Accrual for customer loyalty program	12,963	15,061
Payable to noncontrolling interest holders	11,751	7,112
Other payables	16,589	51,386
Accrued rental	35,989	41,517
Accrued utilities	28,332	38,336
Other accrued expenses	32,955	40,818
Total	187,380	249,185

From time to time, the Group receives cash advances from noncontrolling interest holders of hotels that are not wholly owned by the Group. Such advances are non-interest bearing and are payable within one year.